Contract Liabilities	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Contract Liabilities

Note 19 Contract Liabilities

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Current - contract liabilities	$126,056	$285,221
Non-current - other liabilities	3,000,000	3,000,000
Total	$3,126,056	$3,285,221

During the 2021 financial year, the Company received grant funds of $3,000,000 from the Department of Economic and Community Development in the State of Tennessee, USA. The grant funds are conditional upon the Company creating, filling, and maintaining 290 jobs in the State of Tennessee.

The grant becomes fully earned once 90% of the performance target is achieved by March 2026, and is repayable in full if a minimum of 50% of the performance target is not achieved by March 2026. The grant is proportionately repayable between 50% and 90% of the performance target being achieved.

Accordingly, as at December 31, 2024, and 2023, the full amount of the grant has been deferred and classified as a contract liability and will be either released to income (in full or proportionately) or repayable (in full or proportionately) depending on the performance target achieved by March 2026. Income has not been recognized at December 31, 2024, as the Company can not reliably measure compliance of the conditions attaching to the grant with “reasonable assurance” to determine the grant has become receivable.